Statement of changes in equity - ZAR (R) R in Millions	Shareholders' equity	Share capital	Share-based payment reserve	Foreign currency translation reserve	Other reserves [1]	Remeasurements on post-retirement benefit obligations	Retained earnings	Non-controlling interests	Total
Balance at beginning of year at Jun. 30, 2021	R 146,489	R 9,888	R 900	R 38,752	R (868)	R (1,699)	R 99,516	R 5,982	R 152,471
Disposal of businesses	452					456	(4)	(3,141)	(2,689)
Other movements	(72)						(72)	(119)	(191)
Movement in share-based payment reserve	1,318		1,318						1,318
Share-based payment expense	1,164		1,164						1,164
Deferred tax	154		154						154
Long-term incentives vested and settled			(904)				904
Total comprehensive (loss)/income for the year	40,485			(999)	872	1,656	38,956	2,711	43,196
Profit/(loss)	38,956						38,956	2,716	41,672
other comprehensive (loss)/income for the year	1,529			(999)	872	1,656		(5)	1,524
Dividends paid	(49)						(49)	(859)	(908)
Balance at end of year at Jun. 30, 2022	188,623	9,888	1,314	37,753	4	413	139,251	4,574	193,197
Other movements	45			1		(17)	61	(37)	8
Movement in share-based payment reserve	933		933						933
Share-based payment expense	1,033		1,033						1,033
Deferred tax	(100)		(100)						(100)
Long-term incentives vested and settled			(1,349)				1,349
Total comprehensive (loss)/income for the year	21,057			11,932	16	310	8,799	516	21,573
Profit/(loss)	8,799						8,799	534	9,333
other comprehensive (loss)/income for the year	12,258			11,932	16	310		(18)	12,240
Dividends paid	(13,754)						(13,754)	(433)	(14,187)
Balance at end of year at Jun. 30, 2023	196,904	9,888	898	49,686	20	706	135,706	4,620	201,524
Other movements	(8)		1	(1)	(25)		17	9	1
Movement in share-based payment reserve	865		865						865
Share-based payment expense	986		986						986
Deferred tax	(121)		(121)						(121)
Long-term incentives vested and settled			(718)				718
Total comprehensive (loss)/income for the year	(47,123)			(2,971)	54	65	(44,271)	10	(47,113)
Profit/(loss)	(44,271)						(44,271)	26	(44,245)
other comprehensive (loss)/income for the year	(2,852)			(2,971)	54	65		(16)	(2,868)
Dividends paid	(7,633)						(7,633)	(217)	(7,850)
Balance at end of year at Jun. 30, 2024	R 143,005	R 9,888	R 1,046	R 46,714	R 49	R 771	R 84,537	R 4,422	R 147,427

[1]	Includes investment fair value and cash flow hedge reserves.